Other Liabilities, Provisions, Contingencies and Commitments - Other Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 2,797	$ 7,320
Derivative financial instruments [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities	1,769	6,403
Security deposits [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 1,028	$ 917